                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             February 12, 2003
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                77
                                            ---------------------------

Form 13F  Information Table Value Total:           $118,020,168
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2002

                                                                                  Item 6:         Item 7:            Item 8:
     Item 1:         Item 2:   Item 3:     Item 4:           Item 5:       Investment Discretion                Voting Authority
                                                     --------------------  ---------------------            ------------------------
                                                                                  (b)                                   (b)
                     Title      SEDOL/      Fair        SHARES                   Shared    (c)                         Shared
                      of        CUSIP      Market        PRN    SH   PUT/  (a)     As     Shared                          As    (c)
  Name of Issuer     Class      Number      Value       Amount  PRN  CALL  Sole  Defined   Other   Manager  (a) Sole   Defined  None
3M CO                 COM     88579Y101  $1,294,650     10,500  SH                  x                 1        10,500
ABBOTT LABORATORIES   COM     002824100  $1,224,000     30,600  SH                  x                 1        30,600
AC MOORE ARTS &
  CRAFTS INC          COM     00086T103    $658,378     51,800  SH                  x                 1        51,800
AMAZON.COM INC        COM     023135106    $859,495     45,500  SH                  x                 1        45,500
AMGEN INC             COM     031162100  $2,871,396     59,400  SH                  x                 1        59,400
APPLIED MATERIALS
  INC                 COM     038222105  $1,398,119    107,300  SH                  x                 1       107,300
BAKER HUGHES INC      COM     057224107  $1,393,827     43,300  SH                  x                 1        43,300
BANK ONE CORP         COM     06423A103  $1,224,425     33,500  SH                  x                 1        33,500
BEAR STEARNS
  COMPANIES INC       COM     073902108  $1,568,160     26,400  SH                  x                 1        26,400
BEST BUY CO INC       COM     086516101  $1,422,435     58,900  SH                  x                 1        58,900
BIOTECH HOLDRs
  TRUST               COM     09067D201  $4,134,984     48,900  SH                  x                 1        48,900
BJ SERVICES CO        COM     055482103  $2,125,998     65,800  SH                  x                 1        65,800
CATHAY PACIFIC
  AIRWAYS             COM       6179755  $1,487,138  1,089,000  SH                  x                 1     1,089,000
CHICO'S FAS INC       COM     168615102  $1,596,004     84,400  SH                  x                 1        84,400
CISCO SYSTEMS INC     COM     17275R102  $1,568,070    119,700  SH                  x                 1       119,700
CITIGROUP INC         COM     172967101  $2,297,907     65,300  SH                  x                 1        65,300
CLEAR CHANNEL
  COMMUNICATIONS      COM     184502102  $1,898,061     50,900  SH                  x                 1        50,900
COACH INC             COM     189754104  $1,688,796     51,300  SH                  x                 1        51,300
COLGATE-PALMOLIVE
  CO                  COM     194162103    $466,627      8,900  SH                  x                 1         8,900
DELL COMPUTER CORP    COM     247025109  $1,922,606     71,900  SH                  x                 1        71,900
DU PONT (E.I.) DE
  NEMOURS             COM     263534109  $1,649,360     38,900  SH                  x                 1        38,900
EBAY INC              COM     278642103  $1,763,320     26,000  SH                  x                 1        26,000
ENTERCOM
  COMMUNICATIONS
  CORP                COM     293639100  $1,515,516     32,300  SH                  x                 1        32,300
ESPRIT HOLDINGS LTD   COM       6321642  $3,496,803  2,073,900  SH                  x                 1     2,073,900
GENENTECH INC         COM     368710406  $1,412,616     42,600  SH                  x                 1        42,600
GENERAL DYNAMICS
  CORP                COM     369550108  $2,254,108     28,400  SH                  x                 1        28,400
GOLDMAN SACHS GROUP
  INC                 COM     38141G104  $1,934,040     28,400  SH                  x                 1        28,400
HUTCHISON WHAMPOA
  LTD                 COM       6448068  $1,080,573    172,690  SH                  x                 1       172,690
HYDRIL COMPANY        COM     448774109  $2,041,162     86,600  SH                  x                 1        86,600
INFOSYS
  TECHNOLOGIES-SP
  ADR                 ADR     456788108    $674,635      9,700  SH                  x                 1         9,700
INTEL CORP            COM     458140100  $1,339,020     86,000  SH                  x                 1        86,000
INTERNATIONAL PAPER
  CO                  COM     460146103  $1,951,326     55,800  SH                  x                 1        55,800
JETBLUE AIRWAYS
  CORP                COM     477143101    $522,450     19,350  SH                  x                 1        19,350
JOHNSON ELECTRIC
  HLDGS               COM       6281939  $2,224,393  2,029,000  SH                  x                 1     2,029,000
KLA-TENCOR
  CORPORATION         COM     482480100  $1,878,147     53,100  SH                  x                 1        53,100

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2002

                                                                                  Item 6:         Item 7:            Item 8:
     Item 1:         Item 2:   Item 3:     Item 4:           Item 5:       Investment Discretion                Voting Authority
                                                     --------------------  ---------------------            ------------------------
                                                                                  (b)                                   (b)
                     Title      SEDOL/      Fair        SHARES                   Shared    (c)                         Shared
                      of        CUSIP      Market        PRN    SH   PUT/  (a)     As     Shared                          As    (c)
  Name of Issuer     Class      Number      Value       Amount  PRN  CALL  Sole  Defined   Other   Manager  (a) Sole   Defined  None
KOHLS CORP            COM     500255104  $1,292,445     23,100  SH                  x                 1        23,100
L-3 COMMUNICATIONS
  HOLDINGS            COM     502424104  $1,473,048     32,800  SH                  x                 1        32,800
LEHMAN BROTHERS
  HOLDINGS INC        COM     524908100  $1,300,276     24,400  SH                  x                 1        24,400
LENNAR CORP           COM     526057104  $1,233,240     23,900  SH                  x                 1        23,900
LI & FUNG LTD         COM       6286257  $1,622,068  1,709,600  SH                  x                 1     1,709,600
MANPOWER INC          COM     56418H100  $1,786,400     56,000  SH                  x                 1        56,000
MERRILL LYNCH & CO
  INC                 COM     590188108  $1,836,780     48,400  SH                  x                 1        48,400
MICROCHIP
  TECHNOLOGY INC      COM     595017104    $991,448     40,550  SH                  x                 1        40,550
MICROSOFT CORP        COM     594918104  $1,954,260     37,800  SH                  x                 1        37,800
NABORS INDUSTRIES
  LTD                 COM       2963372  $2,191,889     62,146  SH                  x                 1        62,146
NETSCREEN
  TECHNOLOGIES INC    COM     64117V107  $2,204,356    130,900  SH                  x                 1       130,900
NETWORK APPLIANCE
  INC                 COM     64120L104  $1,118,000    111,800  SH                  x                 1       111,800
NEUBERGER BERMAN
  INC                 COM     641234109  $2,304,112     68,800  SH                  x                 1        68,800
NIKKO CORDIAL CORP    COM       6640284  $1,674,017    496,800  SH                  x                 1       496,800
NOKIA CORP-SPON ADR   ADR     654902204  $2,135,900    137,800  SH                  x                 1       137,800
NTT DOCOMO INC        COM       6129277  $1,080,400     59,200  SH                  x                 1        59,200
OCULAR SCIENCES INC   COM     675744106    $425,248     27,400  SH                  x                 1        27,400
OMI CORP - NEW        COM       2256469    $150,015     36,500  SH                  x                 1        36,500
OMNICOM GROUP         COM     681919106  $1,233,860     19,100  SH                  x                 1        19,100
PEOPLESOFT INC        COM     712713106  $1,786,080     97,600  SH                  x                 1        97,600
PFIZER INC            COM     717081103  $1,907,568     62,400  SH                  x                 1        62,400
PRAXAIR INC           COM     74005P104  $1,917,964     33,200  SH                  x                 1        33,200
PRINCIPAL FINANCIAL
  GROUP               COM     74251V102  $1,780,683     59,100  SH                  x                 1        59,100
QUALCOMM INC          COM     747525103  $1,175,397     32,300  SH                  x                 1        32,300
REDIFF.COM INDIA
  LIMITED-ADR         ADR     757479100    $377,568    331,200  SH                  x                 1       331,200
RESEARCH IN MOTION    COM     760975102    $384,416     29,300  SH                  x                 1        29,300
ROBERT HALF INTL
  INC                 COM     770323103  $1,093,869     67,900  SH                  x                 1        67,900
SAMSUNG ELECTRONICS
  CO LTD              COM       6771720  $4,335,893     16,390  SH                  x                 1        16,390
SEAGATE TECHNOLOGY    COM       2166245    $767,195     71,500  SH                  x                 1        71,500
SYMANTEC CORP         COM     871503108  $1,721,675     42,500  SH                  x                 1        42,500
TEXAS INSTRUMENTS
  INC                 COM     882508104  $1,600,066    106,600  SH                  x                 1       106,600
TEXWINCA HOLDINGS
  LTD.                COM       6039558  $1,494,093  2,009,000  SH                  x                 1     2,009,000
THE WALT DISNEY CO.   COM     254687106    $820,393     50,300  SH                  x                 1        50,300
TIFFANY & CO          COM     886547108    $602,532     25,200  SH                  x                 1        25,200
TYCO INTERNATIONAL
  LTD                 COM     902124106  $2,053,016    120,200  SH                  x                 1       120,200

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2002

                                                                                  Item 6:         Item 7:            Item 8:
     Item 1:         Item 2:   Item 3:     Item 4:           Item 5:       Investment Discretion                Voting Authority
                                                     --------------------  ---------------------            ------------------------
                                                                                  (b)                                   (b)
                     Title      SEDOL/      Fair        SHARES                   Shared    (c)                         Shared
                      of        CUSIP      Market        PRN    SH   PUT/  (a)     As     Shared                          As    (c)
  Name of Issuer     Class      Number      Value       Amount  PRN  CALL  Sole  Defined   Other   Manager  (a) Sole   Defined  None
UNITED PARCEL
  SERVICE-CL B        COM     911312106  $1,476,072     23,400  SH                  x                 1        23,400
VIACOM INC-CL B       COM     925524308  $1,369,536     33,600  SH                  x                 1        33,600
VODAFONE GROUP
  PLC-SP ADR          ADR     92857W100  $1,032,840     57,000  SH                  x                 1        57,000
WESTERN DIGITAL
  CORP                COM     958102105  $1,341,900    210,000  SH                  x                 1       210,000
WHOLE FOODS MARKET
  INC                 COM     966837106  $1,307,704     24,800  SH                  x                 1        24,800
XL CAPITAL LTD
  -CLASS A            COM       2283401    $726,150      9,400  SH                  x                 1         9,400

THE FOLLOWING
  OPTIONS LISTED
  WITH RESPECT TO
  MANAGER ABOVE.
NASDAQ-100 INDEX
  TRCKNG STCK         COM     631100104    $101,250      1,500       (p)            x                 1